Fair value of financial instruments - Disclosure of Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 166,244	£ 174,566
Total financial assets at fair value through the income statement	191,845	204,236
Derivative financial instruments	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Trading Portfolio Liabilities	(56,182)	(57,761)
Financial liabilities designated at fair value	(279,777)	(298,573)
Derivative financial liabilities	(279,331)	(249,880)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	10,115	6,509
Total financial assets at fair value through the income statement	5,991	5,368
Derivative financial instruments	2,073	3,540
Financial assets at fair value through other comprehensive income	3,674	776
Investment property	9	2
Total Assets	21,862	16,195
Trading Portfolio Liabilities	(395)	(368)
Financial liabilities designated at fair value	(3,241)	(1,212)
Derivative financial liabilities	(3,181)	(4,653)
Total Liabilities	(6,817)	(6,233)
Level 3 | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	1,193	2,211
Total Assets	1,193	2,211
Derivative financial liabilities	(1,013)	(1,701)
Total Liabilities	(1,013)	(1,701)
Level 3 | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	477	977
Total Assets	477	977
Derivative financial liabilities	(1,219)	(2,041)
Total Liabilities	(1,219)	(2,041)
Level 3 | Loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	6,146	4,469
Total financial assets at fair value through the income statement	3,991	3,984
Financial assets at fair value through other comprehensive income	2,858	533
Total Assets	12,995	8,986
Level 3 | Corporate debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,590	679
Total financial assets at fair value through the income statement	913	889
Financial assets at fair value through other comprehensive income	47
Total Assets	2,550	1,568
Trading Portfolio Liabilities	(374)	(359)
Total Liabilities	(374)	(359)
Level 3 | Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	991	318
Total financial assets at fair value through the income statement	139	85
Financial assets at fair value through other comprehensive income	757	200
Total Assets	1,887	603
Trading Portfolio Liabilities	(6)
Total Liabilities	(6)
Level 3 | Government debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,018	669
Total financial assets at fair value through the income statement	35
Financial assets at fair value through other comprehensive income	12	42
Total Assets	1,065	711
Level 3 | Private equity investments
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value through the income statement	219	145
Total Assets	219	145
Level 3 | Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(1,842)	(629)
Total Liabilities	(1,842)	(629)
Level 3 | Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value through the income statement	539	209
Total Assets	539	209
Financial liabilities designated at fair value	(1,379)	(517)
Total Liabilities	(1,379)	(517)
Level 3 | Other products
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	370	374
Total financial assets at fair value through the income statement	155	56
Derivative financial instruments	403	352
Financial assets at fair value through other comprehensive income		1
Investment property	9	2
Total Assets	937	785
Trading Portfolio Liabilities	(15)	(9)
Financial liabilities designated at fair value	(20)	(66)
Derivative financial liabilities	(949)	(911)
Total Liabilities	£ (984)	£ (986)